Share-Based Payments (Details) - Schedule of Fair Value of Options Granted	6 Months Ended
Jun. 30, 2023 $ / shares
Share-Based Payments (Details) - Schedule of Fair Value of Options Granted [Line Items]
Number of Share options granted	1,567,250
January Twenty four [Member]
Share-Based Payments (Details) - Schedule of Fair Value of Options Granted [Line Items]
Number of Share options granted	1,454,250
Fair value per option	$ 2.11
FX rate as of grant date	0.9008
Fair value per option	1.9
Share price at grant date / Exercise price	$ 2.37
Expected volatility	1.35%
Expected life (midpoint based)	$ 5.3
Risk-free rate (interpolated, U.S. sovereign strips curve)	3.571%
January twenty four one [Member]
Share-Based Payments (Details) - Schedule of Fair Value of Options Granted [Line Items]
Number of Share options granted	52,500
Fair value per option	$ 2.13
FX rate as of grant date	0.9008
Fair value per option	1.92
Share price at grant date / Exercise price	$ 2.37
Expected volatility	1.35%
Expected life (midpoint based)	$ 5.5
Risk-free rate (interpolated, U.S. sovereign strips curve)	3.565%
May thirty [Member]
Share-Based Payments (Details) - Schedule of Fair Value of Options Granted [Line Items]
Number of Share options granted	60,500
Fair value per option	$ 361
FX rate as of grant date	0.9203
Fair value per option	3.32
Share price at grant date / Exercise price	$ 4.19
Expected volatility	1.35%
Expected life (midpoint based)	$ 4.5
Risk-free rate (interpolated, U.S. sovereign strips curve)	3.82%